SCHEDULE OF ESTIMATED USEFUL LIVES OF INTANGIBLE ASSETS (Details)	Dec. 31, 2025
Software Copyrights [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	8 years
License [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	3 years
License [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	5 years
Technology-Based Intangible Assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	6 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	10 years
Noncompete Agreements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	4 years
Noncompete Agreements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	7 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	3 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	10 years
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	10 years
Order or Production Backlog [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	1 year
Order or Production Backlog [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	4 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of intangible assets, net	8 years